Finance income and expense (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance income

	Six months ended June 30, 2026 unaudited £’000	Six months ended June 30, 2025 unaudited £’000
Finance income
Interest received on bank deposits	91	32
Other interest	-	3
Gain on equity settled derivative financial liability	2,383	145
Total finance income	2,474	180

The gain on the equity settled derivative financial liability in 1H26 and 1H25 arose as a result of the fall in the Biodexa share price.

	Six months ended June 30, 2026 unaudited £’000	Six months ended June 30, 2025 unaudited £’000
Finance expense
Interest expense on lease liabilities	1	6
Interest expense on deferred consideration	57	86
Other loans	-	43
Other	4	-
Total finance expense	62	135